Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 12
Prospectus Date	rr_ProspectusDate	May 25, 2017
Supplement [Text Block]	pip12_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 12
Prudential QMA Long-Short Equity Fund

Supplement dated October 19, 2017 to the Currently Effective Prospectus

1.	In the section of the Prospectus entitled "Fund Summary—Fund Fees and Expenses," the table entitled "Annual Fund Operating Expenses" is hereby deleted in its entirety, and the new table set forth below is substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	1.15%	1.15%	1.15%	1.15%
Distribution and service (12b-1) fees	0.30%	1.00%	None	None
Other expenses	0.21%	0.21%	0.11%	0.21%
Dividend and interest expenses and broker charges on short sales	0.76%	0.76%	0.76%	0.76%
Total annual Fund operating expenses	2.42%	3.12%	2.02%	2.12%
Fee waiver and/or expense reimbursement	(0.16)%	(0.11)%	(0.01)%	(0.11)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1,2)	2.26%	3.01%	2.01%	2.01%

(1) The expense information in the table has been restated to reflect current fees.
(2) The manager of the Fund has contractually agreed through July 31, 2018 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), brokerage, dividend and interest expenses related to short sales and extraordinary expenses) of each class of shares of the Fund to 1.25% of the Fund's average daily net assets. This expense cap may not be terminated prior to July 31, 2018 without the prior approval of the Fund's Board of Trustees. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Separately, the distributor of the Fund has contractually agreed through July 31, 2018 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to July 31, 2018 without the prior approval of the Fund's Board of Trustees.

2.	In the Prospectus section entitled "Fund Summary — Fund Fees and Expenses — Example", the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$766	$1,249	$1,756	$3,143	$766	$1,249	$1,756	$3,143
Class C	$404	$952	$1,625	$3,422	$304	$952	$1,625	$3,422
Class Q	$204	$633	$1,087	$2,347	$204	$633	$1,087	$2,347
Class Z	$204	$653	$1,129	$2,443	$204	$653	$1,129	$2,443

Prudential QMA Long-Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip12_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 12
Prudential QMA Long-Short Equity Fund

Supplement dated October 19, 2017 to the Currently Effective Prospectus

1.	In the section of the Prospectus entitled "Fund Summary—Fund Fees and Expenses," the table entitled "Annual Fund Operating Expenses" is hereby deleted in its entirety, and the new table set forth below is substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	1.15%	1.15%	1.15%	1.15%
Distribution and service (12b-1) fees	0.30%	1.00%	None	None
Other expenses	0.21%	0.21%	0.11%	0.21%
Dividend and interest expenses and broker charges on short sales	0.76%	0.76%	0.76%	0.76%
Total annual Fund operating expenses	2.42%	3.12%	2.02%	2.12%
Fee waiver and/or expense reimbursement	(0.16)%	(0.11)%	(0.01)%	(0.11)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1,2)	2.26%	3.01%	2.01%	2.01%

(1) The expense information in the table has been restated to reflect current fees.
(2) The manager of the Fund has contractually agreed through July 31, 2018 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), brokerage, dividend and interest expenses related to short sales and extraordinary expenses) of each class of shares of the Fund to 1.25% of the Fund's average daily net assets. This expense cap may not be terminated prior to July 31, 2018 without the prior approval of the Fund's Board of Trustees. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Separately, the distributor of the Fund has contractually agreed through July 31, 2018 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to July 31, 2018 without the prior approval of the Fund's Board of Trustees.

2.	In the Prospectus section entitled "Fund Summary — Fund Fees and Expenses — Example", the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$766	$1,249	$1,756	$3,143	$766	$1,249	$1,756	$3,143
Class C	$404	$952	$1,625	$3,422	$304	$952	$1,625	$3,422
Class Q	$204	$633	$1,087	$2,347	$204	$633	$1,087	$2,347
Class Z	$204	$653	$1,129	$2,443	$204	$653	$1,129	$2,443

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential QMA Long-Short Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Dividend and interest expenses and broker charges on short sales	rr_Component1OtherExpensesOverAssets	0.76%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.42%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.26%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 766
3 Years	rr_ExpenseExampleYear03	1,249
5 Years	rr_ExpenseExampleYear05	1,756
10 Years	rr_ExpenseExampleYear10	3,143
1 Year	rr_ExpenseExampleNoRedemptionYear01	766
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,249
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,756
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,143
Prudential QMA Long-Short Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and interest expenses and broker charges on short sales	rr_Component1OtherExpensesOverAssets	0.76%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.12%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	3.01%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 404
3 Years	rr_ExpenseExampleYear03	952
5 Years	rr_ExpenseExampleYear05	1,625
10 Years	rr_ExpenseExampleYear10	3,422
1 Year	rr_ExpenseExampleNoRedemptionYear01	304
3 Years	rr_ExpenseExampleNoRedemptionYear03	952
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,625
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,422
Prudential QMA Long-Short Equity Fund | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expenses and broker charges on short sales	rr_Component1OtherExpensesOverAssets	0.76%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.02%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.01%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 204
3 Years	rr_ExpenseExampleYear03	633
5 Years	rr_ExpenseExampleYear05	1,087
10 Years	rr_ExpenseExampleYear10	2,347
1 Year	rr_ExpenseExampleNoRedemptionYear01	204
3 Years	rr_ExpenseExampleNoRedemptionYear03	633
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,087
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,347
Prudential QMA Long-Short Equity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expenses and broker charges on short sales	rr_Component1OtherExpensesOverAssets	0.76%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.12%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.01%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 204
3 Years	rr_ExpenseExampleYear03	653
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	2,443
1 Year	rr_ExpenseExampleNoRedemptionYear01	204
3 Years	rr_ExpenseExampleNoRedemptionYear03	653
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,443

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The manager of the Fund has contractually agreed through July 31, 2018 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), brokerage, dividend and interest expenses related to short sales and extraordinary expenses) of each class of shares of the Fund to 1.25% of the Fund’s average daily net assets. This expense cap may not be terminated prior to July 31, 2018 without the prior approval of the Fund’s Board of Trustees. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Separately, the distributor of the Fund has contractually agreed through July 31, 2018 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to July 31, 2018 without the prior approval of the Fund’s Board of Trustees.